Financial Instruments (Scheduled Maturities Of Available-For-Sale Securities) (Details) (USD $) In Millions, unless otherwise specified	May 27, 2012
Available-for-sale Securities, Cost	$ 37.2
Available-for-sale Securities, Market Value	37.7
Maturity, Less Than One Year
Available-for-sale Securities, Cost	4.7
Available-for-sale Securities, Market Value	4.7
Maturity, One to Three Years
Available-for-sale Securities, Cost	22.8
Available-for-sale Securities, Market Value	23.2
Maturity, Three to Five Years
Available-for-sale Securities, Cost	9.7
Available-for-sale Securities, Market Value	$ 9.8